TAXES - Company's Effective Tax Rate (Details)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Reconciles the statutory rates, Percent
China Statutory income tax rate	25.00%	25.00%	25.00%
Effect of favorable income tax rate in the PRC	(2.60%)	(10.20%)	(13.60%)
Tax rate difference in jurisdictions other than PRC	(19.50%)	24.10%
R&D credit	1.80%	(19.60%)
Effect of NOL carryforward		(20.70%)
Deferred tax provision		12.20%
Deferred tax allowance	(6.10%)
Permanent difference	(1.40%)	1.70%	(3.80%)
Effective tax rate	(2.80%)	12.50%	7.60%